Stock and Incentive Programs (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair market value of the stock options is determined using the following weighted average assumptions for the years ended December 31, 2012 and 2011:

	2012	2011
Expected volatility	36.7%	36.0%
Risk-free interest rate	1.3%	2.3%
Expected life (years)	7.0	7.0
Dividend yield	7.1%	2.0%

Schedule of Share-based Compensation, Stock Options, Activity
The following table is a summary of the stock option activity for the nine months ended September 30, 2014:

	Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (millions)
Outstanding at December 31, 2013	3,759,265	$20.82	5.8	$30.0
Granted	—	—
Exercised	(121,446)	14.12
Cancelled/forfeited/expired	(87,313)	25.16
Outstanding at September 30, 2014	3,550,506	$20.94	5.0	$9.0

Exercisable at September 30, 2014	2,736,182	$21.05	4.8	$6.5

The following table is a summary of the stock option activity for the year ended December 31, 2013:

	Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (millions)
Outstanding at December 31, 2012	4,407,125	$20.34	6.8	$15.2
Granted	—	—
Exercised	(461,782)	15.51
Cancelled/forfeited/expired	(186,078)	26.21
Outstanding at December 31, 2013	3,759,265	$20.82	5.8	$30.0

Vested and expected to vest at December 31, 2013	3,759,265	$20.82	5.8	$30.0
Exercisable at December 31, 2013	2,658,188	$20.30	5.4	$20.8

Schedule of Share-based Compensation, Activity
The following table is a summary of the stock option exercises and vesting activity for the three and nine months ended September 30, 2014 and 2013:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Total intrinsic value of stock options exercised	$0.2	$4.7	$1.0	$5.6
Cash received from stock option exercises	0.5	4.8	1.8	6.5
Total grant date fair value of stock options vested	—	—	1.9	1.8

Share-based compensation activity for the years ended December 31, 2013, 2012 and 2011, is noted below:

	2013	2012	2011
Total intrinsic value of stock options exercised	$6.3	$—	$3.7
Cash received from stock option exercises	7.2	0.1	1.6
Total grant date fair value of stock options vested	3.7	1.9	5.4

Schedule of Nonvested Performance-based Units Activity
The following table is a summary of PS and PSU award activity for the nine months ended September 30, 2014:

	Performance Shares			Performance Share Units
	Shares	Weighted- Average Grant Date Fair Value Per Share	Weighted- Average Remaining Contractual Term (years)	Units	Weighted- Average Grant Date Fair Value Per Share	Weighted- Average Remaining Contractual Term (years)
Nonvested at December 31, 2013	351,848	$20.39	2.0	16,208	$20.50	2.0
Granted	—	—		—	—
Vested	—	—		—	—
Forfeited	(8,280)	20.39		—	—
Nonvested at September 30, 2014	343,568	$20.39	1.4	16,208	$20.50	1.4

The following table is a summary of PS and PSU award activity for the year ended December 31, 2013:

	Performance Shares			Performance Share Units
	Shares	Weighted- Average Grant Date Fair Value Per Share	Weighted- Average Remaining Contractual Term (years)	Units	Weighted- Average Grant Date Fair Value Per Share	Weighted- Average Remaining Contractual Term (years)
Nonvested at December 31, 2012	—	$—	—	$—	$—	—
Granted	389,930	20.39		16,208	20.50
Vested	—	—		—	—
Forfeited	(38,082)	20.39		—	—
Nonvested at December 31, 2013	351,848	$20.39	2.0	$16,208	$20.50	2.0

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity
The following table is a summary of RS and RSU award activity for the nine months ended September 30, 2014:

	Restricted Stock			Restricted Stock Units
	Shares	Weighted- Average Grant Date Fair Value Per Share	Weighted- Average Remaining Contractual Term (years)	Units	Weighted- Average Grant Date Fair Value Per Share	Weighted- Average Remaining Contractual Term (years)
Nonvested at December 31, 2013	735,357	$20.88	1.4	49,673	$20.49	1.6
Granted	706,490	23.44		17,767	23.45
Vested	(99,405)	40.42		(4,394)	36.49
Forfeited	(29,801)	19.71		—	—
Nonvested at September 30, 2014	1,312,641	$20.81	1.7	63,046	$20.21	1.5

The following table is a summary of RS and RSU award activity for the year ended December 31, 2013:

	Restricted Stock			Restricted Stock Units
	Shares	Weighted- Average Grant Date Fair Value Per Share	Weighted- Average Remaining Contractual Term (Years)	Units	Weighted- Average Grant Date Fair Value Per Share	Weighted- Average Remaining Contractual Term (Years)
Nonvested at December 31, 2012	415,906	$21.24	1.7	22,438	$21.17	1.7
Granted	408,146	20.39		32,671	20.72
Vested	(3,608)	19.92		—	—
Forfeited	(85,087)	20.30		(5,436)	24.64
Nonvested at December 31, 2013	735,357	$20.88	1.4	49,673	$20.49	1.6

Summary of Deferred Stock Units (DSU)
The following table is a summary of deferred stock units ("DSU") award activity for the year ended December 31, 2013:

	Deferred Stock Units
	Units	Weighted-Average Grant Date Fair Value Per Share
Outstanding at December 31, 2012	50,705	$21.64
Granted	33,115	20.39
Dividend equivalents granted	3,529
Settled	(8,253)	41.26
Forfeited	—
Outstanding at December 31, 2013	79,096	$18.95

Schedule of outstanding Deferred Stock Units Activity
The following table is a summary of DSU award activity for the nine months ended September 30, 2014:

	Deferred Stock Units
	Units	Weighted-Average Grant Date Fair Value Per Share
Outstanding at December 31, 2013	79,096	$18.95
Granted	26,316	23.45
Dividend equivalents granted	3,916	19.77
Settled	—	—
Forfeited	—	—
Outstanding at September 30, 2014	109,328	$20.06